Significant judgments, key assumptions and estimates (Tables)	12 Months Ended
Jun. 30, 2020
Significant Judgments Key Assumptions and Estimates [Abstract]
Schedule of significant judgments, key assumptions and estimates

Estimation	Main assumptions	Potential implications	Main references
Business combination - Allocation of acquisition prices	Assumptions regarding timing, amount of future revenues and expenses, revenue growth, expected rate of return, economic conditions, and discount rate, among other.	Should the assumptions made be inaccurate, the recognized combination may not be correct.	Note 4 – Acquisitions and dispositions
Recoverable amounts of cash-generating units (even those including goodwill), associates and assets.

The discount rate and the expected growth rate before taxes in connection with cash-generating units.

The discount rate and the expected growth rate after taxes in connection with associates.

Cash flows are determined based on past experiences with the asset or with similar assets and in accordance with the Group’s best factual assumption relative to the economic conditions expected to prevail.

Business continuity of cash-generating units.

Appraisals made by external appraisers and valuators with relation to the assets’ fair value, net of realization costs (including real estate assets).

		Should any of the assumptions made be inaccurate; this could lead to differences in the recoverable values of cash-generating units.	Note 10 – Property, plant and equipment Note 12 – Intangible assets
Control, joint control or significant influence	Judgment relative to the determination that the Group holds an interest in the shares of investees (considering the existence and influence of significant potential voting rights), its right to designate members in the executive management of such companies (usually the Board of directors) based on the investees’ bylaws; the composition and the rights of other shareholders of such investees and their capacity to establish operating and financial policies for investees or to take part in the establishment thereof.	Accounting treatment of investments as subsidiaries (consolidation) or associates (equity method)	Note 2.3 – Scope of consolidation
Estimated useful life of intangible assets and property, plant and equipment	Estimated useful life of assets based on their conditions.	Recognition of accelerated or decelerated depreciation by comparison against final actual earnings (losses).	Note 10 – Property, plant and equipment Note 12 – Intangible assets
Fair value valuation of investment properties	Fair value valuation made by external appraisers and valuators. See Note 10.	Incorrect valuation of investment property values	Note 9 – Investment properties
Income tax

The Group estimates the income tax amount payable for transactions where the Treasury’s Claim cannot be clearly determined.

Additionally, the Group evaluates the recoverability of assets due to deferred taxes considering whether some or all of the assets will not be recoverable.

		Upon the improper determination of the provision for income tax, the Group will be bound to pay additional taxes, including fines and compensatory and punitive interest.	Note 23 – Taxes
Allowance for doubtful accounts	A periodic review is conducted of receivables risks in the Group’s clients’ portfolios. Bad debts based on the expiration of account receivables and account receivables’ specific conditions.	Improper recognition of charges / reimbursements of the allowance for bad debt.	Note 16 – Trade and other receivables
Level 2 and 3 financial instruments

Main assumptions used by the Group are:

● Discounted projected income by interest rate

● Values determined in accordance with the shares in equity funds on the basis of its Financial Statements, based on fair value or investment assessments.

● Comparable market multiple (EV/GMV ratio).

● Underlying asset price (Market price); share price volatility (historical) and market interest rate (Libor rate curve).

		Incorrect recognition of a charge to income / (loss).	Note 16 – Financial instruments by category
Probability estimate of contingent liabilities.	Whether more economic resources may be spent in relation to litigation against the Group, such estimate is based on legal advisors’ opinions.	Charge / reversal of provision in relation to a claim.	Note 21 – Provisions
Qualitative considerations for determining whether or not the replacement of the debt instrument involves significantly different terms

The entire set of characteristics of the exchanged debt instruments, and the economic parameters represented therein:

Average lifetime of the exchanged liabilities; Extent of effects of the debt terms (linkage to index; foreign currency; variable interest) on the cash flows from the instruments.

		Classification of a debt instrument in a manner whereby it will not reflect the change in the debt terms, which will affect the method of accounting recording.	Note 16 – Financial instruments by category (Financial liabilities)
Biological assets	Main assumptions used in valuation are yields, production costs, selling expenses, forwards of sales prices, discount rates.	Wrong recognition/valuation of biological assets. See sensitivities modeled on these parameters in Note 13.	Note 13 – Biological assets